Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Dec. 31, 2018
Commitments And Contingencies [Line Items]
Operating lease expiration year		2025
Loan arrangement term		60 months
Loan expiration period		2020-03
Repayment of loan including principal and interest		$ 100,000
Outstanding loan including interest		100,000
Rent expense		7,300,000	$ 6,500,000	$ 5,400,000
Letters of credit outstanding amount		2,300,000
Loss contingency accrual		0
Provision for indemnification claims		0
Hosting Infrastructure Commitments
Commitments And Contingencies [Line Items]
Minimum commitment, amount	$ 12,500,000
Commitment period	3 years
Minimum commitment amount due 2019					$ 17,000,000
Minimum commitment amount due 2020					20,000,000
Minimum commitment due amount 2021					$ 23,000,000
Contractual obligation paid		$ 15,700,000